Exhibit 99.2

3097 Satellite Blvd., Ste. 400, Duluth, GA 30096

770.497.9100

28 December 2021

New Residential Mortgage Loan Trust 2022-SFR1
c/o New Residential Investment Corp.

1345 Avenue of the Americas, 45th Floor
New York, New York 10105

RE:    New Residential Mortgage Loan Trust 2022-SFR1 (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by New Residential Investment Corp. (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

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b. Properties Subject to Review. [(1) through (3) of Item 4.]

The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

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6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

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1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.       Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.       The value of the Properties or any other collateral securing the Mortgage Loan,

iii.       Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.       Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 10 of the 97 Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By:      /s/Jim Duggan
Name: Jim Duggan
Title: Director of Institutional Transactions

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Schedule I
Client Code	Address	HOA Status
298602	2297 Bensonhurst Drive	APPARENT HOA PROPERTY
299098	8122 Villandry Lane	APPARENT HOA PROPERTY
304299	15739 Ridgegate Road	APPARENT HOA PROPERTY
304406	3123 Aberdeen Drive	APPARENT HOA PROPERTY
304989	13037 Vanderwood Drive	APPARENT HOA PROPERTY
308239	19 N Summer Star Court	APPARENT HOA PROPERTY
308287	15751 Ridgegate Road	APPARENT HOA PROPERTY
310092	22811 Elsinore Drive	APPARENT HOA PROPERTY
310401	2529 Wrencrest Cir	APPARENT HOA PROPERTY
310612	13 Raven Ridge Lane Lane	APPARENT HOA PROPERTY
268445	506 Hamlin Trace	APPARENT NON-HOA PROPERTY
279704	11131 Vista Norte Court	APPARENT NON-HOA PROPERTY
295646	3401 River Mill Ln	APPARENT NON-HOA PROPERTY
298432	1203 Pineview Dr	APPARENT NON-HOA PROPERTY
298435	34 Caneridge Ct	APPARENT NON-HOA PROPERTY
298440	2705 Nw Castle Dr	APPARENT NON-HOA PROPERTY
298546	1651 Winchester St	APPARENT NON-HOA PROPERTY
298608	1209 Pineview Dr	APPARENT NON-HOA PROPERTY
298609	447 Riverbend Drive	APPARENT NON-HOA PROPERTY
298613	2035 Red Oak Dr	APPARENT NON-HOA PROPERTY
298778	110 Bellegrove Blvd	APPARENT NON-HOA PROPERTY
298781	239 Sunchase	APPARENT NON-HOA PROPERTY
298784	509 Berwick Dr	APPARENT NON-HOA PROPERTY
298791	902 Bull Run Dr	APPARENT NON-HOA PROPERTY
298796	558 Bradford	APPARENT NON-HOA PROPERTY
298807	3019 Meagan Drive	APPARENT NON-HOA PROPERTY
298810	1249 Ferntree Dr	APPARENT NON-HOA PROPERTY
299091	2670 San Francisco Blvd, B	APPARENT NON-HOA PROPERTY
299256	3417 Nw 71st Terr	APPARENT NON-HOA PROPERTY
299258	3503 Nw 71st Terr	APPARENT NON-HOA PROPERTY
299259	3515 Nw 71st Terr	APPARENT NON-HOA PROPERTY
299262	3521 Nw 71st Terr	APPARENT NON-HOA PROPERTY
299263	3527 Nw 71st Terr	APPARENT NON-HOA PROPERTY
299265	6934 N Edison Ave	APPARENT NON-HOA PROPERTY
301320	1640 Turf Lane	APPARENT NON-HOA PROPERTY
301325	222 Shenandoah Rd N	APPARENT NON-HOA PROPERTY
301330	13201 Ashland Avenue	APPARENT NON-HOA PROPERTY
301333	10835 Vista Norte Court	APPARENT NON-HOA PROPERTY
301655	807 Undercliff	APPARENT NON-HOA PROPERTY
301886	10975 Luana Dr N	APPARENT NON-HOA PROPERTY

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Client Code	Address	HOA Status
301889	5626 Andrea Dr	APPARENT NON-HOA PROPERTY
301897	287 Dolorosa Street	APPARENT NON-HOA PROPERTY
301898	5240 Silverheart Avenue	APPARENT NON-HOA PROPERTY
301922	119 Spanish Oak Dr	APPARENT NON-HOA PROPERTY
301923	371 Sharon Hills Dr	APPARENT NON-HOA PROPERTY
302784	5904 Carpenteria Way	APPARENT NON-HOA PROPERTY
302790	716 37th Street W	APPARENT NON-HOA PROPERTY
302799	819 N Ponca Drive	APPARENT NON-HOA PROPERTY
302804	4695 Miranda Cir	APPARENT NON-HOA PROPERTY
302810	8066 Kimberly Ave	APPARENT NON-HOA PROPERTY
302821	44 Pebble Hill Drive	APPARENT NON-HOA PROPERTY
302841	407 Boger Blvd S	APPARENT NON-HOA PROPERTY
302848	2870 Pam Place	APPARENT NON-HOA PROPERTY
302850	1243 Dr Martin Luther King Jr Place	APPARENT NON-HOA PROPERTY
302860	43 Anna Cv	APPARENT NON-HOA PROPERTY
304315	1425 Central Parkway	APPARENT NON-HOA PROPERTY
304321	103 Shenandoah Road	APPARENT NON-HOA PROPERTY
304330	1024 Bridlewood Way	APPARENT NON-HOA PROPERTY
304331	4057 Arrowhead Ave	APPARENT NON-HOA PROPERTY
304332	2536 Ochatilla Rd	APPARENT NON-HOA PROPERTY
304337	1700 Edgewood Ave	APPARENT NON-HOA PROPERTY
304340	1704 Edgewood Ave, B	APPARENT NON-HOA PROPERTY
304389	10840 Rexdale Ave	APPARENT NON-HOA PROPERTY
304394	3907 Foxcroft Court	APPARENT NON-HOA PROPERTY
304396	2422 N Hastings St	APPARENT NON-HOA PROPERTY
304404	5601 Se 22nd St	APPARENT NON-HOA PROPERTY
304409	1035 Saddle	APPARENT NON-HOA PROPERTY
304424	13404 Cambridge Avenue	APPARENT NON-HOA PROPERTY
304440	17 Rotan Ct	APPARENT NON-HOA PROPERTY
304442	24830 Broad Pine Drive	APPARENT NON-HOA PROPERTY
304967	2305 Saint George	APPARENT NON-HOA PROPERTY
305810	2376 Justin Rd W	APPARENT NON-HOA PROPERTY
305881	1214 Country Creek Court	APPARENT NON-HOA PROPERTY
305936	1504 Rosemont Cir	APPARENT NON-HOA PROPERTY
305980	8137 Eider Dr	APPARENT NON-HOA PROPERTY
305981	6520 Mitford Road	APPARENT NON-HOA PROPERTY
306030	1723 Rotary Dr	APPARENT NON-HOA PROPERTY
306033	7861 Dwyer Dr	APPARENT NON-HOA PROPERTY
306339	442 Riverbend Dr.	APPARENT NON-HOA PROPERTY
306340	8311 Iberia Place	APPARENT NON-HOA PROPERTY
308227	9250 Barrington Ln	APPARENT NON-HOA PROPERTY
309924	1230 4th St	APPARENT NON-HOA PROPERTY
310054	3648 Woodhill Dr	APPARENT NON-HOA PROPERTY

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Client Code	Address	HOA Status
310077	7750 Riverdale Dr.	APPARENT NON-HOA PROPERTY
310181	147 Wildwood Dr	APPARENT NON-HOA PROPERTY
310197	4909 Crestway Drive	APPARENT NON-HOA PROPERTY
310394	1420 Oak Valley Dr.	APPARENT NON-HOA PROPERTY
310474	2341 Constitution Dr	APPARENT NON-HOA PROPERTY
310479	1506 Sparrow St	APPARENT NON-HOA PROPERTY
310546	6708 Cherryvale	APPARENT NON-HOA PROPERTY
310547	525 Conure St	APPARENT NON-HOA PROPERTY
310564	812 Black Knight Dr	APPARENT NON-HOA PROPERTY
310635	2371 Harahan Rd	APPARENT NON-HOA PROPERTY
311560	6622 Shadow Wood Run	APPARENT NON-HOA PROPERTY
311681	7421 Nova Scotia Dr	APPARENT NON-HOA PROPERTY
311773	6802 Olivewood Drive	APPARENT NON-HOA PROPERTY
313996	3644 Bearwood Drive	APPARENT NON-HOA PROPERTY

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